OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

11. OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

Operating Leases

During the six months ended June 30, 2025 and 2024, the Company entered into multiple operating leases for new offices and facility spaces in China. The Company measured and recorded right of use assets and corresponding operating lease liabilities at the lease commencement dates. The discount rate utilized in such present value calculation was 4.75% based on an estimate of the Company’s incremental borrowing rate.

The Company has made operating lease payments in the amount of $45,511 and $9,337 during the six months ended June 30, 2025 and 2024. Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the six months ended June 30, 2025 and 2024, the Company incurred operating lease expense amounted to $232,535 and $132,362, respectively.

Operating lease liabilities consist of:

	As of
	June 30,	December 31,
	2025	2024
Current portion	$929,017	$768,544
Long term portion	415,821	554,366
Total operating lease liabilities	$1,344,838	$1,322,910

The following summarizes total future minimum operating lease payments at June 30, 2025:

The periods ending June 30,
2025	$778,706
2026	359,090
2027	161,932
2028	97,334
Thereafter	-
Total minimum lease payments	$1,397,062
Less: present value discount	(52,224)
Present value of minimum lease payments	$1,344,838

As of June 30, 2025 and December 31, 2024, the weighted average discount rate for these leases is 4.75% and 4.75%, and the weighted average remaining term is 25 months and 31 months, respectively.

12. OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

Operating Leases

During the years ended December 31, 2024 and 2023, the Company entered into multiple operating leases for new offices and facility spaces in China. The Company measured and recorded right of use assets and corresponding operating lease liabilities at the lease commencement dates. The discount rate utilized in such present value calculation was 4.75% based on an estimate of the Company’s incremental borrowing rate.

The Company has made operating lease payments in the amount of $229,455 and $153,560 during the years ended December 31, 2024 and 2023. Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the years ended December 31, 2024 and 2023, the Company incurred operating lease expense amounted to $422,019, and $206,806, respectively.

Operating lease liabilities at December 31, 2024 and 2023, consist of:

	As of
	December 31,	December 31,
	2024	2023
Current portion	$768,544	$362,720
Long term portion	554,366	298,961
Total operating lease liabilities	$1,322,910	$661,681

The following summarizes total future minimum operating lease payments at December 31, 2024:

The periods ending December 31,
2025	807,609
2026	337,377
2027	155,310
2028	94,621
Total minimum lease payments	1,394,917
Less: present value discount	(72,007)
Present value of minimum lease payments	1,322,910

As of December 31, 2024 and 2023, the weighted average discount rate for these leases is 4.75% and 4.75%, and the weighted average remaining term is 31 months and 41 months, respectively.